RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Receivable from related party	$ 17	$ 0
Hunter Dickinson Services Inc.
Statement [Line Items]
Receivable from related party	$ 17	$ 0